Other Gains (Losses)	12 Months Ended
Aug. 31, 2020
Other Gains (Losses) [Abstract]
Other Gains (Losses)

24. OTHER GAINS (LOSSES)

	2020	2019
	$	$
(Loss) gain on disposal of fixed assets and intangibles	(3)	32
Gain on disposal of non-core business	-	6
Debt Redemption Penalty	(17)	-
Gain on disposal of investment	-	15
Other(1)	4	(3)
	(16)	50

(1) Other gains (losses) generally includes realized and unrealized foreign exchange gains and losses on US dollar denominated current assets and liabilities and the Company’s share of the operations of Burrard Landing Lot 2 Holdings Partnership.